Advances to Joint Venture Partner	12 Months Ended
Dec. 31, 2012
Advances to Joint Venture Partner
8.	Advances to Joint Venture Partner

The Partnership owns a 69% interest in the Teekay Tangguh Joint Venture and, as of December 31, 2012 and December 31, 2011, the Teekay Tangguh Joint Venture had advances of $14.0 million and $10.2 million, respectively, to the Partnership’s joint venture partner, BLT LNG Tangguh Corporation, and its parent company, PT Berlian Laju Tanker. The advances are comprised of a $3.6 million promissory note due on demand that bears interest at a fixed-rate of 8.0%. The remaining amount of the advance is non-interest bearing.

In July 2012, PT Berlian Laju Tanker entered into a court-supervised restructuring in Indonesia in order to restructure its debts. The Partnership believes the advances to the joint venture partner and its parent are still collectible given that the expected cash flows anticipated to be generated by the Teekay Tangguh Joint Venture can be used to repay the advances.